Current and Deferred Taxes (Details) - Schedule of deferred tax assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Recognized through other comprehensive income	$ 134,356	$ 51,834
Recognized through profit or loss	576,540	464,656
Total deferred tax assets	710,896	516,490
Deferred tax liabilities
Recognized through other comprehensive income	(1,839)	(42,371)
Recognized through profit or loss	(425,816)	(87,122)
Total deferred tax liabilities	$ (427,655)	$ (129,493)